Selected Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following table sets forth certain unaudited financial and operating data for each quarter during 2016 and 2015. The unaudited quarterly information includes all normal recurring adjustments that we consider necessary for a fair presentation of the information shown.

	2016				2015
	4th QTR	3rd QTR	2nd QTR	1st QTR	4th QTR	3rd QTR	2nd QTR	1st QTR
Motor fuel sales	$2,318	$2,092	$2,053	$1,548	$2,205	$2,707	$2,889	$2,475
Merchandise sales	17	17	17	16	15	14	14	13
Rental and other income	42	59	53	64	54	53	52	47
Total revenues	$2,377	$2,168	$2,123	$1,628	$2,274	$2,774	$2,955	$2,535

Motor fuel gross profit	$163	$137	$171	$142	$79	$80	$164	$96
Merchandise gross profit	6	4	5	5	5	4	4	3
Other gross profit	40	51	51	62	52	52	51	46
Total gross profit	$209	$192	$227	$209	$136	$136	$219	$145

Income (loss) from operations	$(75)	$55	$104	$87	$23	$16	$106	$38

Income from continuing operations	$(82)	$33	$57	$65	$(5)	$(44)	$131	$31
Income (loss) from discontinued operations	(503)	12	15	(3)	21	78	(37)	19
Net income (loss)	$(585)	$45	$72	$62	$16	$34	$94	$50

Net income (loss) attributable to partners	$(585)	$45	$72	$62	$7	$28	$35	$17

Income (loss) from continuing operations per limited partner unit:
Common (basic)	$(1.10)	$0.11	$0.38	$0.50	$(0.34)	$(0.63)	$1.87	$0.11
Common (diluted)	$(1.10)	$0.11	$0.38	$0.50	$(0.34)	$(0.63)	$1.87	$0.11
Subordinated (basic and diluted)	$—	$—	$—	$—	$(0.15)	$(1.11)	$1.87	$0.11

Income (loss) from discontinued operations per limited partner unit:
Common (basic)	$(5.22)	$0.13	$0.15	$(0.03)	$0.21	$0.93	$(1.00)	$0.33
Common (diluted)	$(5.22)	$0.13	$0.15	$(0.03)	$0.21	$0.93	$(1.00)	$0.33
Subordinated (basic and diluted)	$—	$—	$—	$—	$0.25	$1.63	$(1.00)	$0.33